Investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Investments [Abstract]
Schedule of Investments [Text Block]
	December 31 2018	December 31 2017

Common shares held	$736	$673
Warrants held	24	1,082

Investments	760	1,755
Less: current portion	351	728

	$409	$1,027